CONDENSED PARENT COMPANY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and Equivalents	$ 269,599	$ 62,028	$ 53,112	$ 51,006	$ 29,600
Total Current Assets	328,159	126,740		112,525
Other Assets:
Other Assets	6,502	6,357		2,129
Total Other Assets	459,114	512,012		550,274
Total Assets	1,244,202	1,053,267		1,007,876
Current Liabilities:
Other Current Liabilities	8,963	6,841		2,002
Total Current Liabilities	237,640	253,743		353,551
Total Liabilities	834,242	769,450		724,152
Stockholders' Equity:
Common Stock	572	468		239,141
Loans to Stockholders		(3,500)		(3,500)	$ (3,500)
Additional Paid in Capital	473,848	248,525		5,855
Retained Earnings	(64,460)	38,324		42,228
Total Stockholders' Equity	409,960	283,817		283,724
Total Liabilities and Stockholders' Equity	$ 1,244,202	1,053,267		1,007,876
Parent Company
Current Assets:
Cash and Equivalents				7
Total Current Assets				7
Other Assets:
Investment in Subsidiary		282,569		284,185
Other Assets		1,429
Total Other Assets		283,998		284,185
Total Assets		283,998		284,192
Current Liabilities:
Other Current Liabilities		181		468
Total Current Liabilities		181		468
Total Liabilities		181		468
Stockholders' Equity:
Common Stock		239,162		239,141
Loans to Stockholders		(3,500)		(3,500)
Additional Paid in Capital		9,831		5,855
Retained Earnings		38,324		42,228
Total Stockholders' Equity		283,817		283,724
Total Liabilities and Stockholders' Equity		$ 283,998		$ 284,192